Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Loans and Leases Receivable Disclosure [Abstract]
Loans and Allowance for Loan Losses
(2)    Loans and Allowance for Loan Losses
Loans
A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2017 and 2016 is as follows:
(in thousands)	2017	2016
Commercial, financial, and agricultural	$192,238	$182,881
Real estate construction - residential	26,492	18,907
Real estate construction - commercial	98,340	55,653
Real estate mortgage - residential	246,754	259,900
Real estate mortgage - commercial	472,455	426,470
Installment and other consumer	32,153	30,218
Total loans	$1,068,432	$974,029

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, Branson and the greater Kansas City metropolitan area. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2017, $476.3 million of loans were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company, are summarized as follows:
(in thousands)
Balance at December 31, 2016	$3,273
New loans and new directors	3,419
Amounts collected	(250)
Balance at December 31, 2017	$6,442

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.
Allowance for loan losses
The following is a summary of the allowance for loan losses for the years ended December 31, 2017, 2016, and 2015:
(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
Balance at December 31, 2014	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Additions:
Provision for loan losses	833	(434)	193	153	(713)	157	61	250
Deductions:
Loans charged off	1,131	0	15	379	363	302	0	2,190
Less recoveries on loans	(672)	(322)	0	(138)	(165)	(148)	0	(1,445)
Net loans charged off	459	(322)	15	241	198	154	0	745
Balance at December 31, 2015	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Additions:
Provision for loan losses	690	49	(732)	381	865	113	59	1,425
Deductions:
Loans charged off	389	0	1	495	147	258	0	1,290
Less recoveries on loans	(299)	0	(502)	(60)	(140)	(146)	0	(1,147)
Net loans charged off	90	0	(501)	435	7	112	0	143
Balance at December 31, 2016	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Additions:
Provision for loan losses	1,147	(26)	394	(560)	657	234	(81)	1,765
Deductions:
Loans charged off	649	0	0	219	45	268	0	1,181
Less recoveries on loans	(74)	(88)	0	(83)	(32)	(105)	0	(382)
Net loans charged off	575	(88)	0	136	13	163	0	799
Balance at December 31, 2017	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852

Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, specific reserves are estimated as further discussed below. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.
Beginning in the first quarter of 2016, the Company began to lengthen its look-back period with the intent to increase such period from three to five years by December 31, 2017. The Company believes that the five-year look-back period, which is consistent with the Company’s practices prior to the start of the economic recession in 2008, provides a representative historical loss period in the current economic environment. As of December 31, 2017, the Company utilized a five-year look-back period.
The following table provides the balance in the allowance for loan losses at December 31, 2017 and 2016, and the related loan balance by impairment methodology.
(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
December 31, 2017
Allowance for loan losses:
Individually evaluated for impairment	$500	$0	$48	$521	$243	$21	$0	$1,333
Collectively evaluated for impairment	2,825	170	759	1,168	4,194	324	79	9,519
Total	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852
Loans outstanding:
Individually evaluated for impairment	$3,007	$0	$97	$5,072	$2,004	$176	$0	$10,356
Collectively evaluated for impairment	189,231	26,492	98,243	241,682	470,451	31,977	0	1,058,076
Total	$192,238	$26,492	$98,340	$246,754	$472,455	$32,153	$0	$1,068,432

December 31, 2016
Allowance for loan losses:
Individually evaluated for impairment	$469	$0	$7	$319	$277	$8	$0	$1,080
Collectively evaluated for impairment	2,284	108	406	2,066	3,516	266	160	8,806
Total	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Loans outstanding:
Individually evaluated for impairment	$1,617	$0	$49	$5,471	$1,918	$89	$0	$9,144
Collectively evaluated for impairment	181,264	18,907	55,604	254,429	424,552	30,129	0	964,885
Total	$182,881	$18,907	$55,653	$259,900	$426,470	$30,218	$0	$974,029

Impaired loans
Loans evaluated under ASC 310-10-35 include loans which are individually evaluated for impairment. All other loans are collectively evaluated for impairment under ASC 450-20. Impaired loans individually evaluated for impairment totaled $10.4 million and $9.1 million at December 31, 2017 and 2016, respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings (TDRs).
The net carrying value of impaired loans is based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. At December 31, 2017 and 2016, $7.0 million and $4.5 million, respectively, of impaired loans were evaluated based on the fair value less estimated selling costs of the loan’s collateral. Once the impairment amount is calculated, a specific reserve allocation is recorded. At December 31, 2017, $1.3 million of the Company’s allowance for loan losses was allocated to impaired loans totaling $10.4 million compared to $1.1 million of the Company’s allowance for loan losses allocated to impaired loans totaling approximately $9.1 million at December 31, 2016. Management determined that $2.4 million, or 23%, of total impaired loans required no reserve allocation at December 31, 2017 compared to $2.1 million, or 23%, at December 31, 2016 primarily due to adequate collateral values, acceptable payment history and adequate cash flow ability.
The categories of impaired loans at December 31, 2017 and 2016 are as follows:
(in thousands)	2017	2016
Non-accrual loans	$5,672	$3,429
Performing TDRs	4,684	5,715
Total impaired loans	$10,356	$9,144

The following tables provide additional information about impaired loans at December 31, 2017 and 2016, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.
(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2017
With no related allowance recorded:
Commercial, financial and agricultural	$1,393	$1,445	$0
Real estate - residential	674	688	0
Real estate - commercial	366	395	0
Total	$2,433	$2,528	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,614	$1,834	$500
Real estate - construction commercial	97	97	48
Real estate - residential	4,398	4,500	521
Real estate - commercial	1,638	1,743	243
Consumer	176	196	21
Total	$7,923	$8,370	$1,333
Total impaired loans	$10,356	$10,898	$1,333

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2016
With no related allowance recorded:
Commercial, financial and agricultural	$564	$706	$0
Real estate - residential	1,550	1,557	0
Total	$2,114	$2,263	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,053	$1,078	$469
Real estate - construction commercial	49	56	7
Real estate - residential	3,921	3,990	319
Real estate - commercial	1,918	1,988	277
Consumer	89	116	8
Total	$7,030	$7,228	$1,080
Total impaired loans	$9,144	$9,491	$1,080

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2017 and 2016:
	2017		2016
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$957	$0	$669	$13
Real estate - residential	826	13	1,713	52
Real estate - commercial	373	0	353	0
Total	$2,156	$13	$2,735	$65
With an allowance recorded:
Commercial, financial and agricultural	$1,536	$33	$899	$23
Real estate - construction commercial	49	0	51	0
Real estate - residential	4,575	149	3,553	114
Real estate - commercial	1,641	61	1,842	83
Consumer	114	0	109	0
Total	$7,915	$243	$6,454	$220
Total impaired loans	$10,071	$256	$9,189	$285

The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $256,000 and $285,000, for the years ended December 31, 2017 and 2016, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported.
Delinquent and Non-Accrual Loans
The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due. The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable. In general, loans are placed on non-accrual when they become 90 days or more past due. However, management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral. Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.
The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2017 and 2016.
(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2017
Commercial, Financial, and Agricultural	$189,537	$192	$2	$2,507	$192,238
Real Estate Construction - Residential	25,930	287	275	0	26,492
Real Estate Construction - Commercial	98,243	0	0	97	98,340
Real Estate Mortgage - Residential	242,597	2,173	28	1,956	246,754
Real Estate Mortgage - Commercial	471,476	43	0	936	472,455
Installment and Other Consumer	31,715	239	23	176	32,153
Total	$1,059,498	$2,934	$328	$5,672	$1,068,432
December 31, 2016
Commercial, Financial, and Agricultural	$181,609	$290	$0	$982	$182,881
Real Estate Construction - Residential	18,681	226	0	0	18,907
Real Estate Construction - Commercial	55,603	0	0	50	55,653
Real Estate Mortgage - Residential	254,758	3,200	54	1,888	259,900
Real Estate Mortgage - Commercial	425,260	790	0	420	426,470
Installment and Other Consumer	29,920	198	11	89	30,218
Total	$965,831	$4,704	$65	$3,429	$974,029

Credit Quality
The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment. Loans are placed on watch status when one or more weaknesses that may result in the deterioration of the repayment exits or the Company’s credit position at some future date. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well-defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. A loan is classified as a troubled debt restructuring (TDR) when a borrower is experiencing financial difficulties that lead to the restructuring of a loan, and the Company grants concessions to the borrower in the restructuring that it would not otherwise consider. Loans classified as TDRs which are accruing interest are classified as performing TDRs. Loans classified as TDRs which are not accruing interest are classified as nonperforming TDRs and are included with all other nonaccrual loans for presentation purposes. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) payment of principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.
The following table presents the risk categories by class at December 31, 2017 and 2016.
(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2017
Watch	$9,868	$1,459	$1,284	$9,978	$49,197	$0	$71,786

Substandard	658	462	0	2,262	723	16	4,121
Performing TDRs	500	0	0	3,116	1,068	0	4,684
Non-accrual	2,507	0	97	1,956	936	176	5,672
Total	$13,533	$1,921	$1,381	$17,312	$51,924	$192	$86,263
At December 31, 2016
Watch	$10,295	$665	$1,113	$16,577	$44,611	$0	$73,261
Substandard	798	640	0	2,159	426	24	4,047
Performing TDRs	635	0	0	3,582	1,498	0	5,715
Non-accrual	982	0	50	1,888	420	89	3,429
Total	$12,710	$1,305	$1,163	$24,206	$46,955	$113	$86,452

Troubled Debt Restructurings
At December 31, 2017, loans classified as TDRs totaled $6.4 million, of which $1.7 million were classified as nonperforming TDRs and included in non-accrual loans and $4.7 million were classified as performing TDRs. At December 31, 2016, loans classified as TDRs totaled $6.3 million, of which $619,000 were classified as nonperforming TDRs and included in non-accrual loans and $5.7 million were classified as performing TDRs. Both performing and nonperforming TDRs are considered impaired loans. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of  $577,000 and $410,000 related to TDRs were allocated to the allowance for loan losses at December 31, 2017 and 2016, respectively.
The following table summarizes loans that were modified as TDRs during the years ended December 31, 2017 and 2016.
	2017			2016
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	3	$773	$773	0	$0	$0
Real estate mortgage - residential	2	118	116	7	536	536
Real estate mortgage - commercial	1	55	49	0	0	0
Total	6	$946	$938	7	$536	$536

(1)     The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions for the borrower due to deteriorated financial condition such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. During the year ended December 31, 2017, six loans meeting the TDR criteria were modified compared to seven loans during the year ended December 31, 2016.
Upon default, which is considered to be 90 days or more past due under the modified terms, the TDR is measured for impairment. The impairment amount is either charged off as a reduction to the allowance for loan losses, provided for as a specific reserve within the allowance for loan losses, or in the process of foreclosure. There was one TDR that defaulted and was charged off during the year ended December 31, 2017, within twelve months of its modification date, compared to three TDRs that defaulted during the year ended December 31, 2016. During 2016, two of the loans were charged off and one received an insurance settlement during the first quarter of 2017.